PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 89.3%
Common Stocks — 47.7%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	2,293	$27,736
Boeing Co. (The)*	18,650	3,961,819
General Dynamics Corp.	7,400	1,688,754
Howmet Aerospace, Inc.	12,280	520,304
Huntington Ingalls Industries, Inc.	1,200	248,424
Kongsberg Gruppen ASA (Norway)	195	7,882
L3Harris Technologies, Inc.	6,270	1,230,425
Lockheed Martin Corp.	7,620	3,602,203
MTU Aero Engines AG (Germany)	40	10,010
Northrop Grumman Corp.	4,622	2,134,070
Raytheon Technologies Corp.	48,555	4,754,991
Rolls-Royce Holdings PLC (United Kingdom)*	6,200	11,420
Textron, Inc.	7,000	494,410
TransDigm Group, Inc.	1,740	1,282,467
		19,974,915
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	4,000	397,480
Expeditors International of Washington, Inc.(a)	5,300	583,636
FedEx Corp.	7,680	1,754,803
United Parcel Service, Inc. (Class B Stock)	24,100	4,675,159
		7,411,078
Automobile Components — 0.1%
Aptiv PLC*	9,100	1,020,929
BorgWarner, Inc.	7,900	387,969
		1,408,898
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	1,030	112,887
Ford Motor Co.	129,685	1,634,031
General Motors Co.	46,200	1,694,616
Isuzu Motors Ltd. (Japan)	400	4,780
Mazda Motor Corp. (Japan)	400	3,690
Mercedes-Benz Group AG (Germany)	1,717	132,042
Nissan Motor Co. Ltd. (Japan)	3,400	12,868
Stellantis NV	1,668	30,335
Tesla, Inc.*	89,120	18,488,835
Toyota Motor Corp. (Japan)	3,000	42,706
Volkswagen AG (Germany)	65	11,149
		22,167,939
Banks — 1.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	3,504	55,565
ANZ Group Holdings Ltd. (Australia)	5,668	87,345
Banco Santander SA (Spain)	12,400	46,208
Bank Hapoalim BM (Israel)	3,139	26,124
Bank Leumi Le-Israel BM (Israel)	1,161	8,783
Bank of America Corp.	231,241	6,613,493
Bank of Ireland Group PLC (Ireland)	770	7,791
Barclays PLC (United Kingdom)	13,510	24,317
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citigroup, Inc.	64,135	$3,007,290
Citizens Financial Group, Inc.	17,100	519,327
Comerica, Inc.	4,500	195,390
Commerzbank AG (Germany)*	780	8,212
Commonwealth Bank of Australia (Australia)	206	13,601
DBS Group Holdings Ltd. (Singapore)	200	4,972
Erste Group Bank AG (Austria)	259	8,581
Fifth Third Bancorp	22,521	599,959
FinecoBank Banca Fineco SpA (Italy)	450	6,895
First Republic Bank	6,100	85,339
HSBC Holdings PLC (United Kingdom)	14,883	101,152
Huntington Bancshares, Inc.	50,236	562,643
ING Groep NV (Netherlands)	2,725	32,360
Israel Discount Bank Ltd. (Israel) (Class A Stock)	2,713	13,327
JPMorgan Chase & Co.	97,145	12,658,965
KBC Group NV (Belgium)	938	64,451
KeyCorp	32,300	404,396
Lloyds Banking Group PLC (United Kingdom)	138,053	81,168
M&T Bank Corp.	5,805	694,104
Mediobanca Banca di Credito Finanziario SpA (Italy)	440	4,422
Mizrahi Tefahot Bank Ltd. (Israel)	118	3,699
National Australia Bank Ltd. (Australia)	2,316	43,155
NatWest Group PLC (United Kingdom)	3,909	12,755
Nordea Bank Abp (Finland)	7,450	79,553
Oversea-Chinese Banking Corp. Ltd. (Singapore)	2,500	23,305
PNC Financial Services Group, Inc. (The)	13,233	1,681,914
Regions Financial Corp.	31,703	588,408
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	1,195	13,191
Standard Chartered PLC (United Kingdom)	1,830	13,870
Sumitomo Mitsui Financial Group, Inc. (Japan)	900	36,016
Swedbank AB (Sweden) (Class A Stock)	669	11,001
Truist Financial Corp.	43,901	1,497,024
U.S. Bancorp	46,085	1,661,364
UniCredit SpA (Italy)	4,125	77,747
United Overseas Bank Ltd. (Singapore)	800	17,943
Wells Fargo & Co.	126,264	4,719,748
Zions Bancorp NA	5,050	151,147
		36,568,020
Beverages — 0.9%
Brown-Forman Corp. (Class B Stock)	6,375	409,721
Coca-Cola Co. (The)	130,201	8,076,368
Coca-Cola Europacific Partners PLC (United Kingdom)	100	5,919
Constellation Brands, Inc. (Class A Stock)	5,340	1,206,253
Diageo PLC (United Kingdom)	207	9,238
Heineken Holding NV (Netherlands)	86	7,890
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Heineken NV (Netherlands)	194	$20,846
Keurig Dr. Pepper, Inc.	30,200	1,065,456
Molson Coors Beverage Co. (Class B Stock)	6,500	335,920
Monster Beverage Corp.*	25,200	1,361,052
PepsiCo, Inc.	46,007	8,387,076
		20,885,739
Biotechnology — 1.1%
AbbVie, Inc.	58,601	9,339,241
Amgen, Inc.	17,637	4,263,745
Biogen, Inc.*	4,660	1,295,620
Gilead Sciences, Inc.	41,300	3,426,661
Incyte Corp.*	6,300	455,301
Moderna, Inc.*(a)	11,150	1,712,417
Regeneron Pharmaceuticals, Inc.*	3,560	2,925,145
Vertex Pharmaceuticals, Inc.*	8,400	2,646,588
		26,064,718
Broadline Retail — 1.3%
Amazon.com, Inc.*	295,400	30,511,866
eBay, Inc.	17,900	794,223
Etsy, Inc.*(a)	4,100	456,453
Pan Pacific International Holdings Corp. (Japan)	2,900	56,104
		31,818,646
Building Products — 0.2%
A.O. Smith Corp.	4,600	318,090
AGC, Inc. (Japan)	2,000	74,562
Allegion PLC	2,833	302,366
Assa Abloy AB (Sweden) (Class B Stock)	744	17,821
Carrier Global Corp.	28,102	1,285,667
Cie de Saint-Gobain (France)	362	20,577
Johnson Controls International PLC	22,722	1,368,319
Lixil Corp. (Japan)	200	3,301
Masco Corp.	7,800	387,816
Nibe Industrier AB (Sweden) (Class B Stock)	3,162	36,044
Trane Technologies PLC	7,600	1,398,248
		5,212,811
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	3,261	67,971
Ameriprise Financial, Inc.	3,420	1,048,230
Bank of New York Mellon Corp. (The)	24,358	1,106,827
BlackRock, Inc.	4,950	3,312,144
Cboe Global Markets, Inc.	3,700	496,688
Charles Schwab Corp. (The)	50,550	2,647,809
CME Group, Inc.	11,900	2,279,088
Deutsche Bank AG (Germany)	4,947	50,307
Deutsche Boerse AG (Germany)	142	27,649
FactSet Research Systems, Inc.	1,200	498,108
Franklin Resources, Inc.	9,700	261,318
Goldman Sachs Group, Inc. (The)	11,180	3,657,090
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Hargreaves Lansdown PLC (United Kingdom)	780	$7,727
Intercontinental Exchange, Inc.	18,455	1,924,672
Invesco Ltd.	16,200	265,680
Julius Baer Group Ltd. (Switzerland)	159	10,861
Macquarie Group Ltd. (Australia)	1,002	118,636
MarketAxess Holdings, Inc.	1,220	477,374
Moody’s Corp.	5,150	1,576,003
Morgan Stanley	43,219	3,794,628
MSCI, Inc.	2,640	1,477,582
Nasdaq, Inc.	11,500	628,705
Northern Trust Corp.	6,800	599,284
Raymond James Financial, Inc.(a)	6,450	601,591
S&P Global, Inc.	10,860	3,744,202
Singapore Exchange Ltd. (Singapore)	1,900	13,455
State Street Corp.	11,800	893,142
T. Rowe Price Group, Inc.(a)	7,400	835,460
UBS Group AG (Switzerland)	4,805	101,678
		32,523,909
Chemicals — 0.9%
Air Products & Chemicals, Inc.	7,300	2,096,633
Albemarle Corp.	3,800	839,952
Celanese Corp.	3,500	381,115
CF Industries Holdings, Inc.	6,800	492,932
Corteva, Inc.	23,547	1,420,120
Dow, Inc.	23,247	1,274,401
DuPont de Nemours, Inc.(a)	15,447	1,108,631
Eastman Chemical Co.	3,800	320,492
Ecolab, Inc.	8,100	1,340,793
FMC Corp.	4,300	525,159
ICL Group Ltd. (Israel)	1,494	10,123
International Flavors & Fragrances, Inc.	8,400	772,464
Linde PLC	16,300	5,793,672
LyondellBasell Industries NV (Class A Stock)	8,600	807,454
Mosaic Co. (The)(a)	11,500	527,620
PPG Industries, Inc.	7,900	1,055,282
Sherwin-Williams Co. (The)	7,750	1,741,967
Shin-Etsu Chemical Co. Ltd. (Japan)	500	16,230
Solvay SA (Belgium)	806	92,179
Tosoh Corp. (Japan)	600	8,154
Yara International ASA (Brazil)	122	5,302
		20,630,675
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	1,040	9,377
Cintas Corp.	2,820	1,304,758
Copart, Inc.*	14,200	1,067,982
Dai Nippon Printing Co. Ltd. (Japan)	2,400	67,196
Republic Services, Inc.	6,965	941,807
Rollins, Inc.	7,800	292,734
Waste Management, Inc.	12,242	1,997,527
		5,681,381
Communications Equipment — 0.4%
Arista Networks, Inc.*	8,200	1,376,452

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	136,100	$7,114,627
F5, Inc.*	2,200	320,518
Juniper Networks, Inc.	11,000	378,620
Motorola Solutions, Inc.	5,489	1,570,568
Nokia OYJ (Finland)	4,063	19,945
		10,780,730
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	162	5,160
Eiffage SA (France)	642	69,474
Quanta Services, Inc.(a)	4,600	766,544
Skanska AB (Sweden) (Class B Stock)	720	11,028
Vinci SA (France)	1,155	132,412
		984,618
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	106	7,740
Holcim AG*	411	26,506
Martin Marietta Materials, Inc.	2,080	738,525
Vulcan Materials Co.	4,400	754,864
		1,527,635
Consumer Finance — 0.2%
American Express Co.	19,700	3,249,515
Capital One Financial Corp.	12,561	1,207,866
Discover Financial Services	8,740	863,861
Synchrony Financial	14,472	420,846
		5,742,088
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	431	8,714
Coles Group Ltd. (Australia)	996	12,034
Costco Wholesale Corp.	14,620	7,264,239
Dollar General Corp.	7,400	1,557,404
Dollar Tree, Inc.*	6,865	985,471
Endeavour Group Ltd. (Australia)	2,976	13,521
J Sainsbury PLC (United Kingdom)	3,717	12,791
Kesko OYJ (Finland) (Class B Stock)	202	4,341
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	113,155
Kroger Co. (The)	22,092	1,090,682
Sysco Corp.	16,700	1,289,741
Target Corp.(a)	15,260	2,527,514
Tesco PLC (United Kingdom)	5,446	17,854
Walgreens Boots Alliance, Inc.(a)	23,700	819,546
Walmart, Inc.	47,000	6,930,150
Woolworths Group Ltd. (Australia)	898	22,830
		22,669,987
Containers & Packaging — 0.1%
Amcor PLC	50,550	575,259
Avery Dennison Corp.	2,700	483,111
Ball Corp.	10,600	584,166
International Paper Co.	12,473	449,776
Packaging Corp. of America	3,200	444,256
Sealed Air Corp.	5,100	234,141
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Westrock Co.	8,744	$266,430
		3,037,139
Distributors — 0.1%
Genuine Parts Co.	4,700	786,357
LKQ Corp.	8,600	488,136
Pool Corp.	1,280	438,323
		1,712,816
Diversified REITs — 0.0%
GPT Group (The) (Australia)	1,408	4,023
Nomura Real Estate Master Fund, Inc. (Japan)	3	3,362
Stockland (Australia)	1,757	4,705
		12,090
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	240,236	4,624,543
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,523	2,073
Deutsche Telekom AG (Germany)	2,406	58,303
Elisa OYJ (Finland)	107	6,453
HKT Trust & HKT Ltd. (Hong Kong)	3,000	3,982
Koninklijke KPN NV (Netherlands)	18,985	67,085
Swisscom AG (Switzerland)	19	12,125
Telefonica Deutschland Holding AG (Germany)	20,863	64,222
Verizon Communications, Inc.	139,176	5,412,555
		10,251,341
Electric Utilities — 0.9%
Alliant Energy Corp.	8,700	464,580
American Electric Power Co., Inc.	16,860	1,534,092
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	8,161
Constellation Energy Corp.	10,904	855,964
Duke Energy Corp.	25,461	2,456,223
Edison International	12,600	889,434
Endesa SA (Spain)	1,511	32,819
Enel SpA (Italy)	6,077	37,063
Entergy Corp.	6,700	721,858
Evergy, Inc.	7,900	482,848
Eversource Energy	11,500	899,990
Exelon Corp.	32,913	1,378,726
FirstEnergy Corp.	18,156	727,329
NextEra Energy, Inc.	65,800	5,071,864
NRG Energy, Inc.	7,700	264,033
PG&E Corp.*	54,400	879,648
Pinnacle West Capital Corp.	3,700	293,188
PPL Corp.	25,000	694,750
Southern Co. (The)	36,000	2,504,880
SSE PLC (United Kingdom)	4,516	100,769
Xcel Energy, Inc.	18,510	1,248,314
		21,546,533
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	1,171	40,284

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
AMETEK, Inc.	7,700	$1,119,041
Eaton Corp. PLC	13,137	2,250,893
Emerson Electric Co.	18,900	1,646,946
Fuji Electric Co. Ltd. (Japan)	100	3,949
Generac Holdings, Inc.*	2,100	226,821
Prysmian SpA (Italy)	558	23,431
Rockwell Automation, Inc.(a)	3,800	1,115,110
Schneider Electric SE	401	67,017
		6,493,492
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	19,700	1,609,884
CDW Corp.	4,450	867,260
Corning, Inc.	25,800	910,224
Keysight Technologies, Inc.*	5,800	936,584
Omron Corp. (Japan)	1,300	76,085
Shimadzu Corp. (Japan)	200	6,279
TDK Corp. (Japan)	300	10,769
TE Connectivity Ltd.	10,700	1,403,305
Teledyne Technologies, Inc.*	1,560	697,882
Trimble, Inc.*	8,700	456,054
Yokogawa Electric Corp. (Japan)	4,300	70,019
Zebra Technologies Corp. (Class A Stock)*	1,570	499,260
		7,543,605
Energy Equipment & Services — 0.2%
Baker Hughes Co.	33,698	972,524
Halliburton Co.	30,500	965,020
Schlumberger NV	47,024	2,308,879
		4,246,423
Entertainment — 0.7%
Activision Blizzard, Inc.	23,600	2,019,924
Electronic Arts, Inc.	8,800	1,059,960
Live Nation Entertainment, Inc.*	4,900	343,000
Netflix, Inc.*	14,710	5,082,011
Nexon Co. Ltd. (Japan)	400	9,551
Take-Two Interactive Software, Inc.*(a)	5,400	644,220
Walt Disney Co. (The)*	60,482	6,056,063
Warner Bros Discovery, Inc.*	74,476	1,124,588
		16,339,317
Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	59,680	18,427,394
Fidelity National Information Services, Inc.	20,000	1,086,600
Fiserv, Inc.*	21,000	2,373,630
FleetCor Technologies, Inc.*	2,300	484,955
Global Payments, Inc.	8,677	913,168
Industrivarden AB (Sweden) (Class A Stock)	49	1,324
Investor AB (Sweden) (Class A Stock)	371	7,570
Jack Henry & Associates, Inc.	2,300	346,656
Mastercard, Inc. (Class A Stock)	27,950	10,157,310
ORIX Corp. (Japan)	5,900	97,279
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
PayPal Holdings, Inc.*	37,500	$2,847,750
Visa, Inc. (Class A Stock)(a)	53,800	12,129,748
		48,873,384
Food Products — 0.6%
Archer-Daniels-Midland Co.	18,126	1,443,917
Bunge Ltd.	4,800	458,496
Campbell Soup Co.	7,000	384,860
Conagra Brands, Inc.	16,700	627,252
General Mills, Inc.	19,500	1,666,470
Hershey Co. (The)	4,800	1,221,168
Hormel Foods Corp.	10,300	410,764
J.M. Smucker Co. (The)	3,400	535,058
Kellogg Co.	8,900	595,944
Kraft Heinz Co. (The)	26,967	1,042,814
Lamb Weston Holdings, Inc.	4,700	491,244
McCormick & Co., Inc.(a)	8,240	685,651
Mondelez International, Inc. (Class A Stock)	45,153	3,148,067
Mowi ASA (Norway)	5,055	93,497
Nestle SA	1,502	183,140
Tyson Foods, Inc. (Class A Stock)	9,600	569,472
WH Group Ltd. (Hong Kong), 144A	13,000	7,750
Wilmar International Ltd. (China)	28,000	88,707
		13,654,271
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	4,800	539,328
Enagas SA (Spain)	1,893	36,375
Osaka Gas Co. Ltd. (Japan)	3,800	62,426
Tokyo Gas Co. Ltd. (Japan)	3,800	71,414
		709,543
Ground Transportation — 0.4%
CSX Corp.	69,600	2,083,824
J.B. Hunt Transport Services, Inc.	2,600	456,196
Norfolk Southern Corp.	7,500	1,590,000
Old Dominion Freight Line, Inc.	2,965	1,010,591
Union Pacific Corp.	20,260	4,077,527
		9,218,138
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	57,750	5,847,765
Alcon, Inc. (Switzerland)	279	19,805
Align Technology, Inc.*	2,240	748,474
Baxter International, Inc.	17,100	693,576
Becton, Dickinson & Co.	9,610	2,378,859
Boston Scientific Corp.*	47,467	2,374,774
Cochlear Ltd. (Australia)	49	7,801
Cooper Cos., Inc. (The)	1,640	612,310
DENTSPLY SIRONA, Inc.	7,100	278,888
Dexcom, Inc.*	12,760	1,482,457
Edwards Lifesciences Corp.*	20,500	1,695,965
GE HealthCare Technologies, Inc.*	11,992	983,704
Hologic, Inc.*	8,400	677,880
Hoya Corp. (Japan)	300	33,154
IDEXX Laboratories, Inc.*	2,740	1,370,219

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Insulet Corp.*	2,200	$701,712
Intuitive Surgical, Inc.*	11,560	2,953,233
Medtronic PLC	44,090	3,554,536
ResMed, Inc.	4,800	1,051,152
STERIS PLC	3,250	621,660
Stryker Corp.	11,100	3,168,717
Teleflex, Inc.	1,400	354,634
Zimmer Biomet Holdings, Inc.	6,900	891,480
		32,502,755
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	5,200	832,572
Cardinal Health, Inc.	8,850	668,175
Centene Corp.*	18,250	1,153,583
Cigna Group (The)	9,900	2,529,747
CVS Health Corp.	42,483	3,156,912
DaVita, Inc.*	1,900	154,109
Elevance Health, Inc.	7,880	3,623,303
Fresenius SE & Co. KGaA (Germany)	313	8,452
HCA Healthcare, Inc.	7,000	1,845,760
Henry Schein, Inc.*(a)	4,800	391,392
Humana, Inc.	4,090	1,985,531
Laboratory Corp. of America Holdings	2,900	665,318
McKesson Corp.	4,530	1,612,906
Molina Healthcare, Inc.*	1,950	521,606
Quest Diagnostics, Inc.	3,800	537,624
Sonic Healthcare Ltd. (Australia)	3,963	92,904
UnitedHealth Group, Inc.	30,880	14,593,579
Universal Health Services, Inc. (Class B Stock)	2,200	279,620
		34,653,093
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	18,700	410,839
Ventas, Inc.	13,868	601,178
Welltower, Inc.	15,600	1,118,364
		2,130,381
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	24,782	408,655
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)*	128	4,161
Aristocrat Leisure Ltd. (Australia)	439	10,976
Booking Holdings, Inc.*	1,280	3,395,085
Caesars Entertainment, Inc.*	7,400	361,194
Carnival Corp.*(a)	33,400	339,010
Chipotle Mexican Grill, Inc.*	940	1,605,793
Darden Restaurants, Inc.(a)	3,950	612,882
Domino’s Pizza, Inc.	1,160	382,649
Expedia Group, Inc.*	4,850	470,596
Genting Singapore Ltd. (Singapore)	12,800	10,803
Hilton Worldwide Holdings, Inc.	8,800	1,239,656
Las Vegas Sands Corp.*	11,050	634,823
Lottery Corp. Ltd. (The) (Australia)	4,784	16,454
Marriott International, Inc. (Class A Stock)	8,928	1,482,405
McDonald’s Corp.	24,500	6,850,445
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International	10,800	$479,736
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	185,610
Royal Caribbean Cruises Ltd.*	7,200	470,160
Starbucks Corp.	38,000	3,956,940
Whitbread PLC (United Kingdom)	2,058	76,025
Wynn Resorts Ltd.*	3,500	391,685
Yum! Brands, Inc.	9,500	1,254,760
		24,231,848
Household Durables — 0.2%
D.R. Horton, Inc.	10,500	1,025,745
Garmin Ltd.	5,300	534,876
Lennar Corp. (Class A Stock)	8,500	893,435
Mohawk Industries, Inc.*	1,940	194,427
Newell Brands, Inc.(a)	13,814	171,846
NVR, Inc.*	90	501,497
PulteGroup, Inc.	7,622	444,210
Sekisui House Ltd. (Japan)	3,800	77,449
Sharp Corp. (Japan)*	8,200	57,978
Sony Group Corp. (Japan)	900	81,975
Whirlpool Corp.	1,826	241,068
		4,224,506
Household Products — 0.7%
Church & Dwight Co., Inc.	8,100	716,121
Clorox Co. (The)(a)	4,200	664,608
Colgate-Palmolive Co.	27,600	2,074,140
Essity AB (Sweden) (Class B Stock)	1,331	38,019
Henkel AG & Co. KGaA (Germany)	78	5,674
Kimberly-Clark Corp.	11,100	1,489,842
Procter & Gamble Co. (The)	78,625	11,690,751
Reckitt Benckiser Group PLC (United Kingdom)	534	40,625
		16,719,780
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	23,000	553,840
Meridian Energy Ltd. (New Zealand)	2,880	9,475
RWE AG (Germany)	480	20,653
		583,968
Industrial Conglomerates — 0.4%
3M Co.	18,180	1,910,900
General Electric Co.	36,078	3,449,057
Honeywell International, Inc.	22,112	4,226,045
Jardine Cycle & Carriage Ltd. (Singapore)	1,200	28,259
Jardine Matheson Holdings Ltd. (Hong Kong)	1,000	48,642
Lifco AB (Sweden) (Class B Stock)	512	11,040
Siemens AG (Germany)	562	91,046
		9,764,989
Industrial REITs — 0.2%
CapitaLand Ascendas REIT (Singapore)	2,500	5,390

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Goodman Group (Australia)	7,868	$99,844
Prologis, Inc.	30,584	3,815,966
		3,921,200
Insurance — 1.0%
Aflac, Inc.	18,500	1,193,620
Ageas SA/NV (Belgium)	336	14,535
AIA Group Ltd. (Hong Kong)	2,200	23,072
Allstate Corp. (The)	8,700	964,047
American International Group, Inc.	25,039	1,260,964
Aon PLC (Class A Stock)	6,700	2,112,443
Arch Capital Group Ltd.*	12,400	841,588
Arthur J. Gallagher & Co.	7,000	1,339,170
Assicurazioni Generali SpA (Italy)	825	16,438
Assurant, Inc.	1,700	204,119
AXA SA (France)	4,249	129,669
Baloise Holding AG (Switzerland)	34	5,294
Brown & Brown, Inc.	7,900	453,618
Chubb Ltd.	13,686	2,657,547
Cincinnati Financial Corp.	5,337	598,171
Everest Re Group Ltd.	1,140	408,143
Globe Life, Inc.	3,125	343,813
Hartford Financial Services Group, Inc. (The)	10,800	752,652
Lincoln National Corp.	5,518	123,989
Loews Corp.	6,975	404,690
Marsh & McLennan Cos., Inc.	16,400	2,731,420
Medibank Private Ltd. (Australia)	7,749	17,487
MetLife, Inc.	22,350	1,294,959
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	193	67,480
Poste Italiane SpA (Italy), 144A	7,280	74,238
Principal Financial Group, Inc.	7,700	572,264
Progressive Corp. (The)	19,300	2,761,058
QBE Insurance Group Ltd. (Australia)	1,081	10,584
Sampo OYJ (Finland) (Class A Stock)	361	17,034
Suncorp Group Ltd. (Australia)	929	7,548
Swiss Life Holding AG (Switzerland)	137	84,544
T&D Holdings, Inc. (Japan)	1,500	18,591
Travelers Cos., Inc. (The)	7,535	1,291,574
W.R. Berkley Corp.	6,700	417,142
Willis Towers Watson PLC	3,540	822,625
		24,036,130
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	197,300	20,465,929
Alphabet, Inc. (Class C Stock)*	172,060	17,894,240
Match Group, Inc.*	9,500	364,705
Meta Platforms, Inc. (Class A Stock)*	73,730	15,626,336
Scout24 SE (Germany), 144A	176	10,469
		54,361,679
IT Services — 0.6%
Accenture PLC (Class A Stock)	20,800	5,944,848
Akamai Technologies, Inc.*	5,200	407,160
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	16,800	$1,023,624
DXC Technology Co.*	7,828	200,084
EPAM Systems, Inc.*	1,740	520,260
Gartner, Inc.*	2,600	847,002
International Business Machines Corp.	29,900	3,919,591
Otsuka Corp. (Japan)	100	3,551
SCSK Corp. (Japan)	100	1,464
VeriSign, Inc.*	2,900	612,857
Wix.com Ltd. (Israel)*	100	9,980
		13,490,421
Leisure Products — 0.0%
Hasbro, Inc.	4,700	252,343
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	10,014	1,385,337
Bio-Rad Laboratories, Inc. (Class A Stock)*	740	354,475
Bio-Techne Corp.	5,200	385,788
Charles River Laboratories International, Inc.*	1,560	314,839
Danaher Corp.	21,700	5,469,268
Illumina, Inc.*(a)	5,200	1,209,260
IQVIA Holdings, Inc.*	6,000	1,193,340
Mettler-Toledo International, Inc.*	750	1,147,657
PerkinElmer, Inc.	4,300	573,018
Thermo Fisher Scientific, Inc.	12,980	7,481,283
Waters Corp.*	2,000	619,260
West Pharmaceutical Services, Inc.	2,300	796,881
		20,930,406
Machinery — 0.9%
Alfa Laval AB (Sweden)	210	7,498
Atlas Copco AB (Sweden) (Class B Stock)	1,156	13,297
Caterpillar, Inc.	17,200	3,936,048
CNH Industrial NV (United Kingdom)	3,179	48,642
Cummins, Inc.	4,700	1,122,736
Daimler Truck Holding AG (Germany)*	332	11,205
Deere & Co.	8,940	3,691,147
Dover Corp.	4,700	714,118
Epiroc AB (Sweden) (Class A Stock)	483	9,588
Epiroc AB (Sweden) (Class B Stock)	290	4,945
Fortive Corp.	11,950	814,632
GEA Group AG (Germany)	1,945	88,726
Hitachi Construction Machinery Co. Ltd. (Japan)	100	2,331
IDEX Corp.	2,510	579,885
Illinois Tool Works, Inc.(a)	9,200	2,239,740
Indutrade AB (Sweden)	200	4,256
Ingersoll Rand, Inc.	13,500	785,430
Komatsu Ltd. (Japan)	200	4,965
Nordson Corp.	1,700	377,842
Otis Worldwide Corp.	13,701	1,156,364
PACCAR, Inc.	17,614	1,289,345
Parker-Hannifin Corp.	4,265	1,433,509
Pentair PLC	5,377	297,187

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Rational AG (Germany)	25	$16,805
Schindler Holding AG (Switzerland)	35	7,407
Snap-on, Inc.	1,700	419,713
Stanley Black & Decker, Inc.	5,047	406,687
Toyota Industries Corp. (Japan)	200	11,142
Volvo AB (Sweden) (Class A Stock)	442	9,507
Volvo AB (Sweden) (Class B Stock)	1,111	22,894
Westinghouse Air Brake Technologies Corp.	6,151	621,620
Xylem, Inc.(a)	6,200	649,140
		20,798,351
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	2	3,548
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	3,460	1,237,331
Comcast Corp. (Class A Stock)	139,380	5,283,896
Dentsu Group, Inc. (Japan)	300	10,574
DISH Network Corp. (Class A Stock)*	9,017	84,129
Fox Corp. (Class A Stock)	10,200	347,310
Fox Corp. (Class B Stock)	4,733	148,190
Hakuhodo DY Holdings, Inc. (Japan)	6,300	71,426
Informa PLC (United Kingdom)	9,262	79,389
Interpublic Group of Cos., Inc. (The)	13,631	507,618
News Corp. (Class A Stock)	13,675	236,167
News Corp. (Class B Stock)	4,800	83,664
Omnicom Group, Inc.	6,900	650,946
Paramount Global (Class B Stock)(a)	17,930	400,018
Publicis Groupe SA (France)	1,290	100,697
WPP PLC (United Kingdom)	801	9,517
		9,250,872
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	2,731	82,739
BHP Group Ltd. (Australia)	6,520	206,123
BlueScope Steel Ltd. (Australia)	5,033	68,124
Boliden AB (Sweden)	202	7,935
Fortescue Metals Group Ltd. (Australia)	1,630	24,502
Freeport-McMoRan, Inc.	47,288	1,934,552
Glencore PLC (Australia)	2,945	16,946
JFE Holdings, Inc. (Japan)	700	8,885
Newmont Corp.	26,800	1,313,736
Nippon Steel Corp. (Japan)	4,300	101,400
Norsk Hydro ASA (Norway)	960	7,165
Nucor Corp.	8,500	1,312,995
Pilbara Minerals Ltd. (Australia)	1,670	4,443
Rio Tinto Ltd. (Australia)	275	22,096
Rio Tinto PLC (Australia)	821	55,728
South32 Ltd. (Australia)	3,317	9,721
Steel Dynamics, Inc.	5,450	616,177
Sumitomo Metal Mining Co. Ltd. (Japan)	300	11,479
voestalpine AG (Austria)	240	8,161
		5,812,907
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.4%
Ameren Corp.	8,500	$734,315
CenterPoint Energy, Inc.	21,800	642,228
CMS Energy Corp.	10,000	613,800
Consolidated Edison, Inc.	11,900	1,138,473
Dominion Energy, Inc.	27,615	1,543,955
DTE Energy Co.	6,400	701,056
E.ON SE (Germany)	8,573	106,946
Engie SA (France)	1,349	21,347
NiSource, Inc.	13,600	380,256
Public Service Enterprise Group, Inc.	16,900	1,055,405
Sempra Energy	10,619	1,605,168
WEC Energy Group, Inc.	10,413	987,048
		9,529,997
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	5,080	637,997
Boston Properties, Inc.	4,900	265,188
Japan Real Estate Investment Corp. (Japan)	16	63,764
		966,949
Oil, Gas & Consumable Fuels — 2.0%
APA Corp.	10,914	393,559
BP PLC (United Kingdom)	26,661	168,512
Chevron Corp.	58,922	9,613,714
ConocoPhillips	40,519	4,019,890
Coterra Energy, Inc.	26,800	657,672
Devon Energy Corp.	22,000	1,113,420
Diamondback Energy, Inc.	6,200	838,054
EOG Resources, Inc.	19,400	2,223,822
EQT Corp.	12,500	398,875
Equinor ASA (Norway)	3,649	103,735
Exxon Mobil Corp.	136,399	14,957,514
Hess Corp.	9,400	1,243,996
Inpex Corp. (Japan)	800	8,466
Kinder Morgan, Inc.(a)	66,598	1,166,131
Marathon Oil Corp.	21,982	526,689
Marathon Petroleum Corp.	15,019	2,025,012
Occidental Petroleum Corp.(a)	24,104	1,504,813
ONEOK, Inc.	15,000	953,100
Phillips 66	15,438	1,565,104
Pioneer Natural Resources Co.	7,850	1,603,284
Repsol SA (Spain)	999	15,362
Shell PLC (Netherlands)	6,178	176,064
Targa Resources Corp.	7,700	561,715
TotalEnergies SE (France)	2,396	141,277
Valero Energy Corp.	12,700	1,772,920
Williams Cos., Inc. (The)	40,300	1,203,358
		48,956,058
Paper & Forest Products — 0.0%
Holmen AB (Sweden) (Class B Stock)	210	8,096
Oji Holdings Corp. (Japan)	1,800	7,127
		15,223
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	4,300	180,428

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Passenger Airlines (cont’d.)
American Airlines Group, Inc.*	22,500	$331,875
Delta Air Lines, Inc.*	21,200	740,304
Deutsche Lufthansa AG (Germany)*	8,649	96,199
Qantas Airways Ltd. (Australia)*	16,563	73,928
Singapore Airlines Ltd. (Singapore)	1,000	4,313
Southwest Airlines Co.	20,600	670,324
United Airlines Holdings, Inc.*	11,200	495,600
		2,592,971
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,600	1,873,096
Kao Corp. (Japan)	300	11,678
L’Oreal SA (France)	141	63,005
Unilever PLC (United Kingdom)	1,894	98,145
		2,045,924
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	1,300	18,469
AstraZeneca PLC (United Kingdom)	683	94,633
Bayer AG (Germany)	722	46,123
Bristol-Myers Squibb Co.	71,670	4,967,448
Catalent, Inc.*	6,300	413,973
Chugai Pharmaceutical Co. Ltd. (Japan)	500	12,346
Eli Lilly & Co.	26,100	8,963,262
GSK PLC	7,837	138,474
Ipsen SA (France)	28	3,083
Johnson & Johnson	87,158	13,509,490
Merck & Co., Inc.	83,933	8,929,632
Novartis AG (Switzerland)	2,534	232,668
Novo Nordisk A/S (Denmark) (Class B Stock)	1,783	283,179
Ono Pharmaceutical Co. Ltd. (Japan)	3,400	70,850
Organon & Co.	8,753	205,871
Orion OYJ (Finland) (Class B Stock)	240	10,727
Otsuka Holdings Co. Ltd. (Japan)	300	9,525
Pfizer, Inc.	185,970	7,587,576
Roche Holding AG	640	182,875
Sanofi	1,614	175,085
Shionogi & Co. Ltd. (Japan)	200	9,021
Viatris, Inc.	41,986	403,905
Zoetis, Inc.	15,400	2,563,176
		48,831,391
Professional Services — 0.4%
Automatic Data Processing, Inc.	13,700	3,050,031
BayCurrent Consulting, Inc. (Japan)	1,800	74,733
Broadridge Financial Solutions, Inc.	3,900	571,623
CoStar Group, Inc.*	13,700	943,245
Equifax, Inc.	4,000	811,360
Jacobs Solutions, Inc.	4,200	493,542
Leidos Holdings, Inc.	4,500	414,270
Paychex, Inc.	10,600	1,214,654
Randstad NV (Netherlands)	1,016	60,314
Robert Half International, Inc.(a)	3,800	306,166
Verisk Analytics, Inc.(a)	5,100	978,486
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	570	$71,955
		8,990,379
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	10,700	779,067
CK Asset Holdings Ltd. (Hong Kong)	1,500	9,094
Daito Trust Construction Co. Ltd. (Japan)	900	89,667
Daiwa House Industry Co. Ltd. (Japan)	400	9,425
Mitsui Fudosan Co. Ltd. (Japan)	700	13,149
New World Development Co. Ltd. (Hong Kong)	4,000	10,722
Nomura Real Estate Holdings, Inc. (Japan)	100	2,214
Sino Land Co. Ltd. (Hong Kong)	8,000	10,819
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	500	3,842
		927,999
Residential REITs — 0.2%
AvalonBay Communities, Inc.	4,475	752,069
Camden Property Trust	3,800	398,392
Equity Residential	11,700	702,000
Essex Property Trust, Inc.	2,150	449,651
Invitation Homes, Inc.(a)	19,600	612,108
Mid-America Apartment Communities, Inc.	3,800	573,952
UDR, Inc.	10,300	422,918
		3,911,090
Retail REITs — 0.1%
Federal Realty Investment Trust	2,400	237,192
Kimco Realty Corp.	21,400	417,942
Realty Income Corp.(a)	20,700	1,310,724
Regency Centers Corp.	5,000	305,900
Scentre Group (Australia)	3,778	6,994
Simon Property Group, Inc.	10,993	1,230,886
Unibail-Rodamco-Westfield (France)*	88	4,735
Vicinity Ltd. (Australia)	8,550	11,182
		3,525,555
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	53,399	5,233,636
Analog Devices, Inc.	16,747	3,302,843
Applied Materials, Inc.	27,900	3,426,957
ASM International NV (Netherlands)	35	14,207
ASML Holding NV (Netherlands)	309	210,567
Broadcom, Inc.	13,840	8,878,914
Enphase Energy, Inc.*	4,500	946,260
First Solar, Inc.*	3,200	696,000
Infineon Technologies AG (Germany)	1,640	67,347
Intel Corp.(a)	137,100	4,479,057
KLA Corp.	4,450	1,776,306
Lam Research Corp.	4,350	2,306,022
Microchip Technology, Inc.(a)	18,100	1,516,418
Micron Technology, Inc.(a)	36,100	2,178,274
Monolithic Power Systems, Inc.	1,400	700,756

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	81,460	$22,627,144
NXP Semiconductors NV (China)	8,600	1,603,685
ON Semiconductor Corp.*	14,500	1,193,640
Qorvo, Inc.*	3,207	325,735
QUALCOMM, Inc.	36,900	4,707,702
Renesas Electronics Corp. (Japan)*	900	13,033
Skyworks Solutions, Inc.	5,400	637,092
SolarEdge Technologies, Inc.*	1,800	547,110
STMicroelectronics NV (Singapore)	2,266	120,741
SUMCO Corp. (Japan)	5,900	88,759
Teradyne, Inc.(a)	5,300	569,803
Texas Instruments, Inc.	30,000	5,580,300
		73,748,308
Software — 4.5%
Adobe, Inc.*	15,180	5,849,917
ANSYS, Inc.*	2,800	931,840
Autodesk, Inc.*	7,100	1,477,936
Cadence Design Systems, Inc.*	9,200	1,932,828
Ceridian HCM Holding, Inc.*	5,050	369,761
Fair Isaac Corp.*	840	590,260
Fortinet, Inc.*	21,500	1,428,890
Gen Digital, Inc.	18,778	322,231
Intuit, Inc.	9,180	4,092,719
Microsoft Corp.	246,620	71,100,546
Oracle Corp. (SGMX)	50,850	4,724,982
Oracle Corp. (Japan) (XTKS)	500	36,110
Paycom Software, Inc.*	1,520	462,095
PTC, Inc.*	3,600	461,628
Roper Technologies, Inc.	3,380	1,489,532
Salesforce, Inc.*	33,150	6,622,707
SAP SE (Germany)	237	29,926
ServiceNow, Inc.*	6,650	3,090,388
Synopsys, Inc.*	4,900	1,892,625
Tyler Technologies, Inc.*	1,310	464,578
WiseTech Global Ltd. (Australia)	110	4,846
Xero Ltd. (New Zealand)*	849	51,493
		107,427,838
Specialized REITs — 0.6%
American Tower Corp.	15,360	3,138,663
Crown Castle, Inc.	14,300	1,913,912
Digital Realty Trust, Inc.	9,700	953,607
Equinix, Inc.	3,104	2,238,108
Extra Space Storage, Inc.	4,400	716,892
Iron Mountain, Inc.	10,002	529,206
Public Storage	5,220	1,577,171
SBA Communications Corp.	3,600	939,852
VICI Properties, Inc.	33,100	1,079,722
Weyerhaeuser Co.	24,918	750,779
		13,837,912
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	2,100	255,381
AutoZone, Inc.*	620	1,524,053
Bath & Body Works, Inc.	8,106	296,518
Best Buy Co., Inc.	6,875	538,106
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
CarMax, Inc.*	5,600	$359,968
Fast Retailing Co. Ltd. (Japan)	100	21,891
Home Depot, Inc. (The)	33,750	9,960,300
Industria de Diseno Textil SA (Spain)	3,454	116,038
JD Sports Fashion PLC (United Kingdom)	1,900	4,184
Lowe’s Cos., Inc.	20,000	3,999,400
O’Reilly Automotive, Inc.*	2,050	1,740,409
Ross Stores, Inc.	11,400	1,209,882
TJX Cos., Inc. (The)	38,300	3,001,188
Tractor Supply Co.	3,500	822,640
Ulta Beauty, Inc.*	1,700	927,639
USS Co. Ltd. (Japan)	500	8,675
		24,786,272
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	492,840	81,269,316
Canon, Inc. (Japan)	4,600	102,441
FUJIFILM Holdings Corp. (Japan)	800	40,610
Hewlett Packard Enterprise Co.	43,348	690,534
HP, Inc.	29,148	855,494
NetApp, Inc.	7,100	453,335
Seagate Technology Holdings PLC(a)	6,500	429,780
Western Digital Corp.*	11,303	425,784
		84,267,294
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	281	8,998
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	396	63,501
Hermes International (France)	67	135,692
LVMH Moet Hennessy Louis Vuitton SE (France)	207	190,007
NIKE, Inc. (Class B Stock)	41,200	5,052,768
Ralph Lauren Corp.(a)	1,400	163,338
Swatch Group AG (The) (Switzerland) (SGMX)	142	48,904
Swatch Group AG (The) (Switzerland) (BATE)	77	4,882
Tapestry, Inc.	8,300	357,813
VF Corp.	11,300	258,883
		6,284,786
Tobacco — 0.3%
Altria Group, Inc.	59,100	2,637,042
British American Tobacco PLC (United Kingdom)	3,953	138,570
Imperial Brands PLC (United Kingdom)	665	15,292
Japan Tobacco, Inc. (Japan)	1,800	38,023
Philip Morris International, Inc.	51,300	4,988,925
		7,817,852
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,650	101,318
Bunzl PLC (United Kingdom)	250	9,443
Fastenal Co.	19,300	1,041,042
IMCD NV (Netherlands)	120	19,622

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
ITOCHU Corp. (Japan)	900	$29,310
Marubeni Corp. (Japan)	1,100	14,960
Mitsubishi Corp. (Japan)	900	32,343
Mitsui & Co. Ltd. (Japan)	3,900	121,562
United Rentals, Inc.	2,200	870,672
W.W. Grainger, Inc.	1,520	1,046,991
		3,287,263
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	55	8,894
Water Utilities — 0.0%
American Water Works Co., Inc.	6,600	966,834
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	900	35,382
Tele2 AB (Sweden) (Class B Stock)	430	4,280
T-Mobile US, Inc.*	19,600	2,838,864
		2,878,526

Total Common Stocks (cost $274,520,252)		1,149,375,026
Exchange-Traded Funds — 0.7%
iShares Core S&P 500 ETF	39,300	16,155,444
iShares MSCI EAFE ETF	659	47,132

Total Exchange-Traded Funds (cost $13,264,538)		16,202,576
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	7,666
Volkswagen AG (Germany) (PRFC)	137	18,697
		26,363
Banks — 0.0%
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	20,000	570,800
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	30,000	752,100

Total Preferred Stocks (cost $1,273,243)		1,349,263

Units
Rights* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^	1,460	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 8.2%
Automobiles — 2.3%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	830	$822,196
Series 2019-03, Class C
2.320%	07/18/25	1,891	1,868,970
Series 2021-02, Class C
1.010%	01/19/27	900	821,352
Series 2021-03, Class C
1.410%	08/18/27	900	817,358
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	1,945,453
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,559,772
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,220,533
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,127,254
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,286,015
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,754,678
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,300	1,296,985
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	738,526
Series 2021-04, Class C
1.380%	07/15/27	600	541,488
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,800	1,746,145
Series 2019-01, Class A, 144A
3.520%	07/15/30	1,400	1,379,838
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,500	2,372,655
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	819,853
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	356,298
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,706,354
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	171,836
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	2,500	2,513,701
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,151,496
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,500	1,404,081
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	2,935,908

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	$3,981,148
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,615,785
Series 2023-01A, Class A, 144A
5.410%	11/14/29		3,200	3,222,477
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		5	4,681
Series 2020-03, Class C
1.120%	01/15/26		374	372,386
Series 2020-04, Class C
1.010%	01/15/26		413	409,595
Series 2021-02, Class C
0.900%	06/15/26		719	706,188
Series 2021-02, Class D
1.350%	07/15/27		1,700	1,604,030
Series 2021-03, Class C
0.950%	09/15/27		1,400	1,358,895
Series 2021-04, Class C
1.260%	02/16/27		1,900	1,807,746
Series 2022-01, Class C
2.560%	04/17/28		1,100	1,055,409
Series 2023-01, Class C
5.090%	05/15/30		600	593,033
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	361,972
				54,452,090
Collateralized Loan Obligations — 5.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	07/20/34		2,000	1,952,914
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	07/20/34		2,500	2,442,883
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.986%(c)	01/25/35		6,520	6,350,240
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
5.662%(c)	07/15/29		426	422,936
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.888%(c)	04/15/31	EUR	1,750	1,844,666
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.792%(c)	07/15/30		2,720	2,685,163
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	01/20/32		6,750	$6,651,297
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.883%(c)	01/20/35		4,500	4,523,967
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.992%(c)	10/17/31		7,000	6,929,301
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.517%(c)	05/22/32	EUR	1,750	1,852,834
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	3,811,172
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		359	356,297
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31		1,000	988,125
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31		248	246,204
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28		4,365	4,332,240
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
6.278%(c)	04/20/32		7,500	7,431,484
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
5.983%(c)	10/20/31		4,237	4,162,109
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31		2,000	2,001,954
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.948%(c)	10/15/32		6,000	5,946,553
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.935%(c)	04/21/31		3,459	3,411,806

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.912%(c)	07/15/31		2,500	$2,465,409
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.356%(c)	09/01/31		4,000	3,954,393
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.882%(c)	01/15/33		2,500	2,453,603
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.858%(c)	07/20/30		2,425	2,399,616
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.355%(c)	01/20/35		4,600	4,618,254
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/17/31		2,956	2,903,968
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30		692	685,767
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.908%(c)	07/20/30		4,746	4,702,586
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.113%(c)	06/20/34		3,750	3,653,183
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.128%(c)	10/20/32		2,500	2,472,162
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		4,750	4,647,939
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
6.008%(c)	07/20/31		1,750	1,725,998
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.439%(c)	07/25/34	EUR	3,000	3,136,527
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
6.268%(c)	07/20/32		7,500	7,417,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31	2,000	$1,958,183
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/31	3,750	3,695,698
			121,235,040
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,343	1,320,219
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	240	237,892
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,900	1,705,129
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.318%(c)	06/16/36	2,000	1,930,943
			5,194,183
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	1,802	1,755,377
Series 2018-A, Class A5, 144A
3.610%	03/10/42	122	121,143
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,554,546
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,600	1,490,969
			4,922,035
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	344	349,920
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41	910	789,196
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24	2,240	2,107,638
			2,896,834
Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.595%(c)	03/25/34	140	136,171

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
5.640%(c)	06/25/34		109	$103,746
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
5.646%(c)	04/16/23^	EUR	851	874,588
				1,114,505
Student Loans — 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		508	455,619
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		365	341,325
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		97	92,309
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		65	63,447
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		129	126,735
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		169	164,087
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		111	109,909
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		141	137,954
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		518	493,417
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		563	514,715
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
5.375%(c)	05/25/70		1,231	1,186,287
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		440	422,332
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		518	489,471
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		810	755,309
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		490	475,311
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,095	1,020,945
				6,849,172

Total Asset-Backed Securities (cost $204,162,982)				197,013,779
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 5.6%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	2,907	$2,794,042
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	2,940,251
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	1,944,228
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,147,862
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,630,856
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,714,213
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,360,414
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,717,126
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,231,063
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,090	1,958,024
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	632	618,336
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,514,032
Series 2017-P07, Class A3
3.442%	04/14/50	3,697	3,444,633
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	789	766,186
Series 2014-LC17, Class A4
3.648%	10/10/47	3,024	2,927,157
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,482	2,376,528
Series 2017-C08, Class A3
3.127%	06/15/50	3,622	3,279,292
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.344%(cc)	03/25/26	4,275	147,603
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.478%(c)	11/21/35	1,064	998,824
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,763	2,657,446
Series 2015-GC34, Class A3
3.244%	10/10/48	4,545	4,318,434
Series 2016-GS03, Class A3
2.592%	10/10/49	3,901	3,584,911

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	$3,536,048
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,304,401
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	532	512,925
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,932	3,711,696
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,628,092
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,275,699
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
6.035%(c)	04/15/38	2,150	2,053,002
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	4,328	4,113,893
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,832,533
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,607,704
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,462,538
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	8,976,582
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,183	2,083,819
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,652,993
Series 2018-C09, Class A3
3.854%	03/15/51	1,745	1,638,533
Series 2018-C14, Class A3
4.180%	12/15/51	2,413	2,299,649
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,158,107
Series 2017-C38, Class A4
3.190%	07/15/50	3,185	2,935,101
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	6,967,123
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,044,302
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,296,313

Total Commercial Mortgage-Backed Securities (cost $151,673,871)			136,162,514
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 11.3%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	$1,493,454
3.300%	03/01/35	1,920	1,500,067
3.900%	05/01/49	1,500	1,134,301
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	532,059
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	761,175
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	896,725
			6,317,781
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	2,739,726
3.557%	08/15/27	1,365	1,269,402
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,190	5,245,658
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	778,363
			10,033,149
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,649	1,433,370
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26(a)	224	216,041
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	1,375	1,169,151
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	565,752
4.625%	04/15/29	115	104,007
			3,488,321
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	550	446,970
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	3,567,878
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	539,468

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	$171,567
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	711,759
6.600%	04/01/36	585	602,941
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,671,243
			7,264,856
Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	800	716,424
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
5.926%(c)	04/12/23	400	399,995
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,102,114
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,447,089
2.496%(ff)	02/13/31	5,165	4,377,202
3.194%(ff)	07/23/30	1,050	932,724
3.824%(ff)	01/20/28	615	586,588
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,664,610
4.200%	08/26/24	745	733,070
4.450%	03/03/26	4,790	4,690,403
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	867,241
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	935	887,562
3.932%(ff)	05/07/25	320	311,636
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	679,913
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	480	440,856
2.591%(ff)	01/20/28	800	717,735
3.132%(ff)	01/20/33	1,335	1,109,633
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,469,356
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,739,955
3.200%	10/21/26	670	632,423
3.700%	01/12/26	1,610	1,560,031
3.887%(ff)	01/10/28	560	536,058
Sub. Notes
4.450%	09/29/27	1,485	1,440,160
4.750%	05/18/46	440	389,762
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	3,000	$2,745,000
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,100	973,500
3.091%(ff)	05/14/32	560	450,100
4.282%	01/09/28	980	884,450
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	396,088
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26(a)	595	565,463
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,064,087
3.750%	02/25/26(a)	1,165	1,133,177
3.814%(ff)	04/23/29	440	413,896
3.850%	01/26/27	2,625	2,534,398
Sub. Notes
6.750%	10/01/37	225	243,991
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	391,967
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	520,516
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,163,001
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	204,555
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,335,093
3.782%(ff)	02/01/28	270	258,400
3.964%(ff)	11/15/48	2,240	1,856,688
4.005%(ff)	04/23/29	1,360	1,299,605
Sub. Notes
3.875%	09/10/24(a)	3,525	3,465,160
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,228,167
3.772%(ff)	01/24/29	1,295	1,227,030
3.875%	01/27/26	550	537,426
4.431%(ff)	01/23/30	455	437,937
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	973,634
Sub. Notes, GMTN
4.350%	09/08/26	3,050	2,975,446
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30	1,570	1,519,554
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	2,792,869

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	$1,245,038
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	1,969,041
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,456,278
			70,694,095
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,211,765
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	640,684
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	04/15/52	1,880	1,671,054
			3,523,503
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	2,840	2,078,429
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)	400	332,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	280,064
			612,064
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	4,333
6.900%	05/15/53	260	300,914
9.400%	05/15/39	15	20,111
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	620	567,718
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	860,939
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	592,800
6.500%	09/27/28	405	379,007
			2,725,822
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	$740,909
7.000%	10/15/37	390	460,860
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	250	215,146
4.875%	01/15/28(a)	735	702,836
5.250%	01/15/30	265	254,910
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	815	704,673
			3,079,334
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,491
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	427,640
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27(a)	3,485	3,296,792
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	436,911
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,168,673
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,103,132
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	247,866
			6,681,014
Electric — 1.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	328,144
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	2,026,046
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	438	317,427
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	591,192
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	361,599

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	1,400	$1,188,995
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	349,250
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	889,250
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	1,899,567
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	146,608
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	579,226
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	878,423
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	1,500	1,168,558
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	325,825
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	415,365
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	150,568
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	538,272
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	535,352
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,527,440
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,532,326
6.051%	03/01/25	515	524,032
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	837,330
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	40,531
3.875%	02/15/32	150	120,087
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	202,614
2.450%	12/02/27	970	832,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	$387,987
Pacific Gas & Electric Co.,
First Mortgage
6.700%	04/01/53	705	725,956
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	2,098,397
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	533,884
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	820,469
4.900%	12/15/32	820	838,689
Sec’d. Notes, MTN
4.650%	03/15/33	790	792,960
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	557,207
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	988,108
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	878,515
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	288,164
First Ref. Mortgage, Series C
3.600%	02/01/45	690	516,858
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	467,815
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,424,779
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	438,546
			31,064,531
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	490,416
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	396,066
5.500%	07/31/47	1,350	1,031,130
			1,917,612
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	450	376,269

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.141%	03/15/52	650	$527,331
			903,600
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
6.375%	02/01/31	50	51,018
Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	3,000	2,900,275
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,135	1,245,518
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	183,092
4.375%	01/31/32	575	522,857
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	386,454
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,200	1,192,480
			6,430,676
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	202,705
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	213,913
3.600%	05/01/30	1,600	1,478,485
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,941,798
			3,634,196
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	412,133
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	532,606
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	692,337
4.625%	05/15/42	330	307,988
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	587,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	$381,546
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.050%	04/15/53	2,260	2,284,385
6.050%	02/15/63	630	720,340
			5,507,172
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	346,368
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	398,568
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	600	595,500
			1,340,436
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/26	2,010	1,935,127
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	853,880
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	691,534
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	146,759
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	758,629
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	91,314
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,200,490
6.850%	12/16/39	122	137,314
			3,879,920
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	346,755
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	500	486,815

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	$329,375
6.384%	10/23/35	1,695	1,682,159
6.484%	10/23/45	1,000	942,601
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,056,463
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	1,000	716,121
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	546,219
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	233,251
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	583,052
			8,576,056
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	777,638
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,297,991
			3,075,629
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,156,002
5.500%	12/01/24	500	499,157
			1,655,159
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	446,367
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,222	2,001,079
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	790,261
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	430	429,698
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	215,542
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	$402,618
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	350	347,464
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	390	377,812
4.875%	03/30/26	570	525,540
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	275	253,632
6.250%	04/15/32	325	300,474
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	400	385,700
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	333,838
4.875%	04/03/28	345	347,298
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48	458	283,387
6.490%	01/23/27	346	313,995
6.500%	03/13/27	130	117,468
6.840%	01/23/30	100	82,690
Gtd. Notes, MTN
6.750%	09/21/47	471	304,384
6.875%	08/04/26(a)	770	727,573
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	1,544	1,384,099
2.250%	07/12/31	545	461,479
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	325	287,185
			11,119,583
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	300	248,333
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,243,337
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	450	441,433
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	75,892
			4,008,995

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	$934,679
4.250%	11/21/49	1,000	882,230
4.500%	05/14/35	1,595	1,546,359
4.550%	03/15/35	1,770	1,731,222
4.700%	05/14/45	855	802,396
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,125,917
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	99,918
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	260,706
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	1,870	1,841,943
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,218,315
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	933,532
5.300%	12/05/43	185	181,785
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	490,099
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	644,249
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	365,370
			13,058,720
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	536,279
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,565,390
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	39,200
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	904,975
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	789,886
5.000%	05/15/50	990	842,348
6.125%	12/15/45	120	115,630
6.250%	04/15/49	885	876,431
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	$25,091
7.500%	06/01/30	25	24,211
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	374,581
6.510%	02/23/42	475	499,136
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,115,512
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,116,564
4.875%	06/01/25	2,275	2,259,208
5.200%	03/01/47	25	22,415
5.500%	02/15/49	700	651,617
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	135,512
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,060,302
4.500%	03/15/50	245	190,045
4.950%	07/13/47	640	535,795
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	1,720	1,779,350
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	72,158
4.125%	08/15/31	55	48,296
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	68,283
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	968,406
5.300%	08/15/52	210	198,276
			19,814,897
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.750%	04/15/35	355	332,618
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	945	657,319
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	704,851
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,013,287

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	$417,628
5.000%	10/15/27(a)	275	226,133
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	2,250	1,980,803
			6,332,639
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	500	465,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,711,488
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,329,782
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	139,812
3.875%	10/01/31	425	288,415
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,020	1,008,028
			6,942,525
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,766,460
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	255	261,216
			3,027,676
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
4.900%	02/06/33	1,655	1,620,706
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,148,572
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,688,966
			4,458,244
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	278,327
3.500%	09/15/53	2,817	2,045,608
3.650%	09/15/59	4	2,858
4.300%	02/15/30	490	476,461
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.500%	05/15/35	1,095	$1,026,849
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	435,313
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	197,554
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	817,472
3.750%	04/15/27	200	192,321
3.875%	04/15/30	5,500	5,158,393
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31(a)	1,515	1,290,708
2.650%	11/20/40	1,095	782,064
4.016%	12/03/29	1,365	1,307,396
			14,011,324
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	794,392
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	759,491
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	121,343
			1,675,226

Total Corporate Bonds (cost $297,501,359)			272,379,383
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	172,811
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,587,890
Taxable, Revenue Bonds
2.574%	04/01/31	415	370,599
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,555,716
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	438,266
7.625%	03/01/40	205	265,943
			4,218,414

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	$643,183
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,139,417
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,257,299
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,050	1,106,828
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	421,520
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	280,408
			701,928
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	471,914
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	550,711
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	294,176

Total Municipal Bonds (cost $9,379,730)			10,556,681
Residential Mortgage-Backed Securities — 1.8%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	9,310
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.901%(cc)	02/25/35	36	33,557
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.760%(c)	06/25/31	1,202	1,193,504
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.560%(c)	09/25/31	1,500	1,455,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.560%(c)	09/25/31	854	$847,318
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.310%(c)	01/26/32	2,270	2,261,377
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.949%(cc)	02/25/37	70	65,671
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	500	471,334
Eagle Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.110%(c)	04/25/34	3,014	3,005,498
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	2,602	2,340,869
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
1.205%(c)	04/25/50	793	99,771
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.390%(c)	08/25/52	1,877	127,781
Series 2022-67, Class ZJ
4.500%	10/25/52	1,728	1,642,562
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.160%(c)	11/25/50	1,189	1,189,954
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.095%(c)	09/25/50	152	158,915
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	10/25/33	2,005	1,937,393
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.210%(c)	01/25/34	164	161,379
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.410%(c)	09/25/41	4,114	3,969,490
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.560%(c)	01/25/42	1,081	1,059,407
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,286	2,081,723
Series 4213, Class GZ
3.500%	06/15/43	935	876,943
Series 4535, Class PA
3.000%	03/15/44	356	338,859
Series 4680, Class GZ
3.500%	03/15/47	1,226	1,126,879

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,924	$74,271
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	306	6,065
Series 5250, Class NH
3.000%	08/25/52	1,500	1,303,660
Series 5269, Class AD
2.000%	01/25/55	4,501	3,565,816
Government National Mortgage Assoc.,
Series 2018-135, Class Z
3.500%	10/20/48	1,167	1,045,642
Series 2019-23, Class AE
3.500%	02/20/49	1,000	947,564
Series 2019-69, Class KB
3.000%	06/20/49	2,400	1,970,762
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	462	190
Series 2021-177, Class SB, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	10/20/51	2,063	40,900
Series 2021-205, Class DS, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	11/20/51	3,424	65,877
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	814	15,510
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,704	65,248
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,256	27,559
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	983	20,011
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	3,249	54,407
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,159	44,301
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	733	11,768
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	4,403	52,587
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,615	28,227
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,622	33,862
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.495%(c)	05/25/29		116	$115,825
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
5.810%(c)	01/25/34		98	97,436
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.938%(cc)	07/25/35		24	22,644
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66		234	216,810
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,754	1,533,896
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		273	263,517
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.595%(c)	01/25/48		157	151,902
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.395%(c)	07/25/28		89	88,748
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.160%(c)	04/25/34		2,700	2,650,300
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
7.752%(c)	02/27/24		1,729	1,673,773
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		762	726,741
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	272	288,269
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.193%(cc)	02/25/34		63	58,373
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
4.208%(c)	02/25/57		407	405,467

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-04, Class A1, 144A
1.750%	10/25/60		569	$507,512

Total Residential Mortgage-Backed Securities (cost $47,075,919)				44,630,693
Sovereign Bonds — 0.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,328,494
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	394,465
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	210,760
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	703,233
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	383,845
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510	1,498,195
3.375%	07/30/25	EUR	1,200	1,286,190
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	198,629
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	983,360
3.000%	03/12/24		200	197,148
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	258,145
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	438,442
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		665	674,975
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23		600	597,678
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		395	396,185

Total Sovereign Bonds (cost $11,063,821)				10,549,744
U.S. Government Agency Obligations — 11.5%
Federal Home Loan Bank
5.500%	07/15/36		850	979,137
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,236	972,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	01/01/32	360	$332,745
2.000%	02/01/36	912	824,664
2.000%	06/01/40	730	631,133
2.000%	10/01/40	1,213	1,040,776
2.000%	09/01/50	2,800	2,322,835
2.000%	03/01/51	1,131	937,539
2.000%	04/01/51	71	58,517
2.000%	07/01/51	2,671	2,213,304
2.000%	09/01/51	476	395,055
2.000%	10/01/51	482	399,080
2.500%	03/01/30	188	178,893
2.500%	03/01/51	647	566,062
2.500%	04/01/51	5,525	4,771,338
2.500%	05/01/51	2,517	2,171,034
2.500%	08/01/51	479	413,604
2.500%	08/01/51	2,633	2,271,809
2.500%	09/01/51	1,853	1,598,768
2.500%	09/01/51	4,481	3,878,219
2.500%	12/01/51	2,859	2,465,994
3.000%	10/01/28	128	124,223
3.000%	06/01/29	277	266,814
3.000%	01/01/37	82	76,970
3.000%	06/01/42	135	124,944
3.000%	10/01/42	332	306,735
3.000%	01/01/43	313	288,986
3.000%	07/01/43	843	778,069
3.000%	11/01/49	1,121	1,014,728
3.000%	02/01/50	1,411	1,277,959
3.000%	05/01/50	290	262,096
3.000%	06/01/51	1,683	1,512,439
3.000%	01/01/52	985	884,617
3.000%	02/01/52	2,484	2,240,914
3.000%	02/01/52	3,833	3,443,287
3.000%	06/01/52	2,792	2,506,880
3.500%	06/01/42	140	133,501
3.500%	01/01/47	232	220,086
3.500%	02/01/47	392	370,693
3.500%	06/01/52	2,961	2,751,759
4.000%	06/01/26	107	106,667
4.000%	09/01/26	38	37,568
4.000%	11/01/37	2,343	2,306,175
4.000%	03/01/38	160	155,073
4.000%	10/01/39	263	257,984
4.000%	09/01/40	318	311,940
4.000%	12/01/40	153	149,712
4.000%	10/01/41	125	122,521
4.000%	01/01/42	45	44,441
4.000%	04/01/52	940	908,543
4.500%	02/01/39	35	35,573
4.500%	09/01/39	54	54,418
4.500%	10/01/39	474	477,023
4.500%	12/01/39	48	48,806
4.500%	07/01/41	60	60,144
4.500%	07/01/41	1,059	1,066,401
4.500%	08/01/41	101	100,920
4.500%	08/01/41	104	102,998
4.500%	08/01/41	168	167,625

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	10/01/41	96	$95,854
4.500%	12/01/47	89	88,859
4.500%	08/01/48	186	185,281
4.500%	07/01/52	1,965	1,924,716
4.500%	09/01/52	239	234,592
5.000%	05/01/34	11	11,593
5.000%	05/01/34	134	137,479
5.000%	10/01/35	3	3,091
5.000%	07/01/37	172	175,858
5.000%	05/01/39	26	26,183
5.000%	10/01/52	1,484	1,479,794
5.000%	11/01/52	2,956	2,948,065
5.000%	02/01/53	—(r)	0
5.500%	12/01/33	29	29,293
5.500%	01/01/34	27	27,773
5.500%	06/01/34	37	37,904
5.500%	07/01/34	84	86,475
5.500%	05/01/37	23	24,201
5.500%	02/01/38	180	187,366
5.500%	05/01/38	20	20,827
5.500%	07/01/38	49	50,961
6.000%	03/01/32	112	115,058
6.000%	12/01/33	21	21,633
6.000%	11/01/36	23	24,117
6.000%	01/01/37	17	17,184
6.000%	05/01/37	10	10,941
6.000%	02/01/38	2	1,849
6.000%	08/01/39	28	29,052
6.750%	03/15/31	550	659,084
7.000%	05/01/31	3	2,689
7.000%	06/01/31	10	10,581
7.000%	08/01/31	86	88,338
7.000%	10/01/31	5	5,247
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.167%, Floor 2.341%)
5.167%(c)	02/01/53	2,063	2,069,349
Federal National Mortgage Assoc.
1.500%	01/01/36	491	431,998
1.500%	02/01/42	474	388,502
1.500%	11/01/50	3,255	2,563,035
1.500%	12/01/50	3,423	2,691,317
1.500%	07/01/51	808	635,233
2.000%	08/01/31	353	325,101
2.000%	02/01/41	1,543	1,318,434
2.000%	05/01/41(k)	3,410	2,948,227
2.000%	08/01/50	1,144	949,175
2.000%	10/01/50	6,689	5,554,389
2.000%	11/01/50	1,556	1,290,918
2.000%	01/01/51	1,302	1,080,049
2.000%	02/01/51	62	51,552
2.000%	03/01/51	6,953	5,765,084
2.000%	04/01/51	463	383,982
2.000%	05/01/51	14,689	12,175,870
2.000%	08/01/51	2,123	1,759,154
2.000%	10/01/51	3,600	2,977,536
2.500%	10/01/43	328	287,982
2.500%	12/01/46	699	612,975
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	03/01/50	677	$587,483
2.500%	08/01/50	2,413	2,084,962
2.500%	02/01/51	1,315	1,133,305
2.500%	02/01/51	1,600	1,379,710
2.500%	03/01/51	1,602	1,380,967
2.500%	04/01/51	2,785	2,400,634
2.500%	08/01/51	944	814,738
2.500%	08/01/51	1,443	1,246,140
2.500%	09/01/51	997	860,503
2.500%	10/01/51	519	447,667
2.500%	11/01/51	2,409	2,078,408
2.500%	12/01/51	3,943	3,422,333
2.500%	02/01/52	476	412,519
2.500%	03/01/52	1,787	1,542,117
2.500%	04/01/52	182	156,759
2.500%	05/01/52	1,417	1,229,624
3.000%	02/01/27	411	400,095
3.000%	08/01/30	409	390,136
3.000%	05/01/35	3,182	3,022,267
3.000%	07/01/36	1,977	1,877,252
3.000%	11/01/36	623	584,280
3.000%	12/01/42	573	528,408
3.000%	03/01/43	115	105,763
3.000%	11/01/46	409	375,453
3.000%	01/01/47	609	557,718
3.000%	02/01/47	649	593,294
3.000%	03/01/47	339	310,226
3.000%	06/01/49	14	12,811
3.000%	12/01/49	1,273	1,153,733
3.000%	01/01/50	477	431,209
3.000%	02/01/50	486	440,061
3.000%	02/01/50	2,621	2,372,684
3.000%	03/01/50	266	240,869
3.000%	04/01/51	121	108,518
3.000%	05/01/51	2,205	1,985,314
3.000%	11/01/51	112	101,047
3.000%	02/01/52	757	679,485
3.000%	03/01/52	942	848,470
3.000%	04/01/52	480	432,242
3.000%	04/01/52	970	877,224
3.000%	04/01/52	1,492	1,338,888
3.500%	07/01/31	322	312,612
3.500%	02/01/33	809	787,779
3.500%	06/01/39	253	241,585
3.500%	01/01/42	1,459	1,391,510
3.500%	05/01/42	748	713,677
3.500%	07/01/42	398	380,086
3.500%	08/01/42	151	144,268
3.500%	08/01/42	387	369,037
3.500%	09/01/42	220	210,021
3.500%	09/01/42	801	764,389
3.500%	11/01/42	107	102,355
3.500%	03/01/43	1,216	1,159,608
3.500%	04/01/43	239	228,375
3.500%	04/01/43	347	330,543
3.500%	01/01/46	620	590,802
3.500%	07/01/46	440	415,352

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/46	508	$479,767
3.500%	09/01/47	266	250,581
3.500%	01/01/48	2,246	2,118,415
3.500%	05/01/48	452	425,166
3.500%	06/01/48	454	427,621
3.500%	07/01/48	269	253,793
3.500%	03/01/49	5,307	5,005,978
3.500%	05/01/49	393	368,662
3.500%	06/01/49	221	208,808
3.500%	02/01/52	2,867	2,667,420
3.500%	03/01/52	977	915,114
3.500%	03/01/52	1,901	1,766,922
3.500%	06/01/52	987	917,034
3.500%	07/01/52	6,872	6,386,351
4.000%	TBA	2,500	2,392,197
4.000%	10/01/41	985	964,494
4.000%	09/01/44	668	652,191
4.000%	10/01/46	249	241,245
4.000%	02/01/47	119	116,287
4.000%	09/01/47	415	404,045
4.000%	11/01/47	288	282,010
4.000%	11/01/47	590	575,631
4.000%	03/01/49	2,663	2,585,923
4.000%	04/01/52	479	458,158
4.000%	06/01/52	955	912,959
4.000%	08/01/52	3,516	3,363,716
4.000%	12/01/52	4,513	4,316,312
4.000%	01/01/53	498	476,106
4.500%	TBA	14,000	13,717,141
4.500%	07/01/33	20	20,284
4.500%	08/01/33	22	22,283
4.500%	09/01/33	50	49,316
4.500%	10/01/33	3	2,619
4.500%	10/01/33	18	18,328
4.500%	10/01/33	53	52,916
4.500%	01/01/35	1	644
4.500%	07/01/39	388	389,174
4.500%	08/01/39	538	539,873
4.500%	03/01/41	174	175,388
4.500%	11/01/47	947	944,294
4.500%	01/01/49	147	146,248
4.500%	09/01/52	264	258,189
5.000%	03/01/34	107	109,404
5.000%	06/01/35	38	38,939
5.000%	07/01/35	51	52,511
5.000%	09/01/35	43	43,823
5.000%	11/01/35	55	55,741
5.000%	02/01/36	47	47,959
5.000%	05/01/36	23	23,963
5.000%	06/01/49	495	500,474
5.000%	09/01/52	488	486,205
5.000%	12/01/52	1,032	1,029,639
5.500%	TBA	6,500	6,563,603
5.500%	09/01/33	93	95,394
5.500%	10/01/33	44	44,908
5.500%	12/01/33	24	25,206
5.500%	01/01/34	1	572
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	12/01/34	91	$94,397
5.500%	10/01/35	191	193,944
5.500%	03/01/36	43	44,292
5.500%	05/01/36	87	89,070
5.500%	04/01/37	42	44,078
6.000%	04/01/33	7	7,408
6.000%	06/01/33	3	2,744
6.000%	10/01/33	152	156,457
6.000%	11/01/33	2	1,917
6.000%	11/01/33	8	7,865
6.000%	11/01/33	39	39,808
6.000%	01/01/34	177	182,847
6.000%	02/01/34	32	33,142
6.000%	03/01/34	17	17,058
6.000%	07/01/34	92	94,464
6.000%	08/01/34	—(r)	510
6.000%	10/01/34	2	1,914
6.000%	11/01/34	2	2,219
6.000%	11/01/34	7	6,987
6.000%	01/01/35	46	46,641
6.000%	01/01/35	82	83,979
6.000%	02/01/35	34	34,231
6.000%	02/01/35	112	116,189
6.000%	03/01/35	1	867
6.000%	04/01/35	—(r)	435
6.000%	07/01/36	16	17,123
6.000%	02/01/37	35	36,599
6.000%	05/01/37	13	14,042
6.000%	06/01/37	—(r)	272
6.000%	08/01/37	6	6,319
6.000%	09/01/37	—(r)	199
6.000%	10/01/37	26	26,757
6.000%	05/01/38	30	31,171
6.000%	06/01/38	—(r)	439
6.500%	07/01/32	25	26,244
6.500%	09/01/32	1	1,283
6.500%	09/01/32	31	31,610
6.500%	09/01/32	34	35,204
6.500%	09/01/32	43	44,650
6.500%	04/01/33	40	41,488
6.500%	11/01/33	18	18,523
6.500%	01/01/34	19	19,092
6.500%	09/01/34	40	41,323
6.500%	09/01/36	40	42,021
6.500%	10/01/36	11	11,204
6.500%	01/01/37	35	35,914
6.500%	01/01/37	51	52,975
6.625%	11/15/30	995	1,179,129
7.000%	02/01/32	7	6,596
7.000%	05/01/32	8	8,682
7.000%	06/01/32	9	9,167
7.000%	07/01/32	28	29,258
7.125%	01/15/30(k)	3,195	3,826,539
Government National Mortgage Assoc.
2.000%	03/20/51	767	655,150
2.000%	07/20/51	467	398,245
2.000%	10/20/51	675	574,965

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	03/20/43	131	$117,356
2.500%	12/20/46	234	208,874
2.500%	08/20/50	70	61,174
2.500%	05/20/51	392	345,652
2.500%	08/20/51	4,104	3,612,308
2.500%	10/20/51	1,194	1,051,372
2.500%	11/20/51	448	394,188
2.500%	12/20/51	311	273,807
2.500%	01/20/52	43	37,729
2.500%	03/20/52	1,923	1,691,481
2.500%	04/20/52	3,366	2,961,872
3.000%	12/20/44	87	81,022
3.000%	03/15/45	240	221,282
3.000%	11/20/45	268	248,825
3.000%	03/20/46	547	507,805
3.000%	07/20/46	1,388	1,286,542
3.000%	08/20/46	369	341,344
3.000%	10/20/46	321	297,452
3.000%	04/20/47	453	418,388
3.000%	12/20/49	154	141,427
3.000%	01/20/50	906	833,108
3.000%	06/20/51	665	608,416
3.000%	10/20/51	1,395	1,275,117
3.000%	12/20/51	2,739	2,499,211
3.000%	04/20/52	956	871,279
3.000%	05/20/52	3,500	3,187,286
3.500%	12/20/42	529	506,057
3.500%	05/20/43	161	154,103
3.500%	04/20/45	463	441,184
3.500%	07/20/46	1,673	1,590,962
3.500%	07/20/48	1,294	1,229,488
3.500%	11/20/48	426	403,723
3.500%	06/20/49	1,601	1,514,848
4.000%	06/15/40	31	29,268
4.000%	05/20/41	27	26,657
4.000%	12/20/42	300	296,600
4.000%	08/20/44	108	107,037
4.000%	11/20/45	207	202,792
4.000%	12/20/45	566	554,477
4.000%	09/20/47	1,540	1,507,463
4.000%	02/20/49	557	541,666
4.000%	01/20/50	221	214,336
4.500%	TBA	6,500	6,402,188
4.500%	04/15/40	175	176,244
4.500%	01/20/41	205	207,302
4.500%	02/20/41	319	322,919
4.500%	03/20/41	160	161,946
4.500%	06/20/44	236	238,632
4.500%	09/20/46	194	192,033
4.500%	11/20/46	249	251,472
4.500%	03/20/47	134	134,778
4.500%	05/20/48	218	217,605
4.500%	08/20/48	388	386,968
5.000%	10/20/37	58	59,471
5.000%	04/20/45	268	275,248
5.500%	08/15/33	111	113,477
5.500%	08/15/33	146	149,389
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	09/15/33	33	$33,899
5.500%	12/15/33	8	7,721
5.500%	03/15/34	96	98,341
5.500%	12/15/34	174	180,948
5.500%	07/15/35	30	31,257
5.500%	04/15/36	27	27,079
6.000%	04/15/33	4	4,338
6.000%	12/15/33	63	64,033
6.000%	01/15/34	16	16,098
6.000%	01/15/34	18	17,906
6.000%	01/15/34	33	34,581
6.000%	06/20/34	55	58,420
6.000%	07/15/34	41	42,685
6.500%	10/15/23	—(r)	51
6.500%	12/15/23	—(r)	176
6.500%	01/15/24	—(r)	62
6.500%	01/15/24	1	634
6.500%	01/15/24	1	1,441
6.500%	01/15/24	2	1,668
6.500%	01/15/24	2	1,807
6.500%	01/15/24	5	4,848
6.500%	02/15/24	—(r)	126
6.500%	02/15/24	—(r)	283
6.500%	02/15/24	—(r)	457
6.500%	02/15/24	1	798
6.500%	02/15/24	1	876
6.500%	03/15/24	—(r)	190
6.500%	04/15/24	—(r)	84
6.500%	04/15/24	—(r)	316
6.500%	04/15/24	—(r)	323
6.500%	04/15/24	—(r)	430
6.500%	04/15/24	2	1,571
6.500%	04/15/24	2	1,700
6.500%	05/15/24	—(r)	418
6.500%	05/15/24	1	806
6.500%	05/15/24	2	1,633
6.500%	10/15/24	1	1,480
6.500%	11/15/28	2	2,435
6.500%	08/15/31	3	2,773
6.500%	12/15/31	5	5,409
6.500%	02/15/32	17	17,252
6.500%	06/15/32	10	10,304
6.500%	07/15/32	18	18,078
6.500%	08/15/32	3	3,126
6.500%	08/15/32	3	3,467
6.500%	08/15/32	6	6,437
6.500%	08/15/32	21	21,387
6.500%	08/15/32	99	102,728
6.500%	08/15/34	19	19,190
6.500%	06/15/35	17	17,833
6.500%	09/15/36	20	20,579
8.000%	01/15/24	1	718
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	163,021
7.125%	05/01/30	510	606,107

Total U.S. Government Agency Obligations (cost $290,094,727)			276,391,419

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds
2.000%	11/15/41(h)	15,220	$11,481,588
2.250%	05/15/41(a)	12,770	10,142,173
2.250%	08/15/49	585	439,755
2.375%	02/15/42(a)(kk)	12,375	9,948,340
2.375%	11/15/49	2,820	2,178,891
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	423,624
2.000%(s)	08/15/39	360	192,220
2.378%(s)	11/15/43	3,600	1,587,234
2.941%(s)	11/15/41	7,520	3,615,769

Total U.S. Treasury Obligations (cost $48,845,665)			40,009,594

Total Long-Term Investments (cost $1,348,856,107)			2,154,620,672

	Shares
Short-Term Investments — 15.0%
Affiliated Mutual Funds — 14.9%
PGIM Core Ultra Short Bond Fund(wa)	282,596,962	282,596,962
PGIM Institutional Money Market Fund (cost $77,140,431; includes $76,803,066 of cash collateral for securities on loan)(b)(wa)	77,256,363	77,217,734

Total Affiliated Mutual Funds (cost $359,737,393)		359,814,696

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.587%	06/15/23	930	921,255
(cost $921,216)

Option Purchased*~ — 0.0%
(cost $38,593)	56,176

Total Short-Term Investments (cost $360,697,202)	360,792,127

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.3% (cost $1,709,553,309)	2,515,412,799

Value
Options Written*~ — (0.0)%
(premiums received $104,726)	$(80,699)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.3% (cost $1,709,448,583)	2,515,332,100

Liabilities in excess of other assets(z) — (4.3)%	(103,574,335)

Net Assets — 100.0%	$2,411,757,765

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CGM	Citigroup Global Markets, Inc.
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
XTKS	Tokyo Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $879,211 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,236,654; cash collateral of $76,803,066 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	04/13/23	$(1,500)		$(1,345,889)
Federal National Mortgage Assoc.	3.500%	TBA	05/11/23	(18,500)		(17,201,387)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $18,444,141)						$(18,547,276)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.16		—		6,500	$56,176
(cost $38,593)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	06/06/23	$100.11		—		6,500	$(80,402)
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.52		—		8,000	(149)
Total OTC Traded (premiums received $104,726)									$(80,551)

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100		$(148)
(premiums received $0)
Total Options Written (premiums received $104,726)									$(80,699)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	12,820	$5,217	$(35,294)
(cost $40,511)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	12,820	$(24,578)	$7,472
(premiums received $32,050)

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
93	2 Year U.S. Treasury Notes	Jun. 2023	$19,200,141	$217,061
457	5 Year U.S. Treasury Notes	Jun. 2023	50,045,069	699,675
396	10 Year U.S. Treasury Notes	Jun. 2023	45,509,064	701,985
142	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	20,039,750	651,077
8	Mini MSCI EAFE Index	Jun. 2023	838,600	27,048
66	S&P 500 E-Mini Index	Jun. 2023	13,654,575	799,301
				3,096,147
Short Positions:
21	5 Year Euro-Bobl	Jun. 2023	2,684,658	(64,137)
25	10 Year U.S. Ultra Treasury Notes	Jun. 2023	3,028,516	(91,385)
371	20 Year U.S. Treasury Bonds	Jun. 2023	48,658,969	(1,960,970)
				(2,116,492)
				$979,655
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	HSBC	EUR	14,532	$15,667,445	$15,763,882	$96,437	$—
A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/23	SCB	EUR	225	$238,881	$244,378	$5,497	$—
				$15,906,326	$16,008,260	101,934	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	CITI	EUR	243	$258,746	$263,075	$—	$(4,329)
Expiring 04/04/23	TD	EUR	14,515	15,475,594	15,745,185	—	(269,591)
Expiring 05/02/23	HSBC	EUR	14,532	15,692,877	15,788,810	—	(95,933)
				$31,427,217	$31,797,070	—	(369,853)
						$101,934	$(369,853)
Credit default swap agreement outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/23	0.500%(M)	5,545	*	$4,770	$(518)	$5,288	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	$54,819	$107,459	$(52,640)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	54,819	104,818	(49,999)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	54,819	117,910	(63,091)	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	575	6,226	3,180	3,046	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	575	6,226	3,180	3,046	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	290	4,636	3,525	1,111	BNP
					$181,545	$340,072	$(158,527)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	14,994	$(66,027)	$(176,486)	$(110,459)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	$—	$58,384	$58,384
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	85,940	85,940
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	191,660	191,660
				$—	$335,984	$335,984

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	09/20/23	(5,376)	$(66,176)	$—	$(66,176)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	04/18/23	6,655	(103,729)	—	(103,729)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	04/19/23	12,240	(368,021)	—	(368,021)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	04/21/23	11,775	(300,609)	—	(300,609)
A32

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.940%	JPM	04/26/23	10,220	$(311,670)	$—	$(311,670)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	04/27/23	16,755	(415,144)	—	(415,144)
U.S. Treasury Bond(T)	1 Day USOIS +12bps(T)/ 4.950%	BOA	05/10/23	19,230	(54,632)	—	(54,632)
U.S. Treasury Bond(T)	1 Day USOIS +12bps(T)/ 4.950%	JPM	05/23/23	13,010	379,074	—	379,074
					$(1,240,907)	$—	$(1,240,907)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A33